Evermore Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 3, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Evermore Funds Trust (the “Trust”)
File Nos.: 333-162066 and 811-22335

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Evermore Global Value Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust effective April 30, 2022, which was filed electronically as Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A on April 27, 2022.

If you have any questions or require further information, do not hesitate to contact me at Kathryne.Keough@usbank.com.

Sincerely,

/s/ Kathryne E. Keough
Kathryne E. Keough
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust